Related-Party Transactions (Schedule Of Mandatory Distributions To Members) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jul. 02, 2015	Jun. 30, 2016	Jul. 02, 2015	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
Related Party Transaction [Line Items]
Cash distributions declared to members	$ 14.9	$ 45.8	$ 16.9	$ 45.8	$ 148.5	$ 146.4	$ 193.4
AMC [Member]
Related Party Transaction [Line Items]
Cash distributions declared to members	3.2	6.9	3.5	6.9	23.8	21.9	29.8
Cinemark [Member]
Related Party Transaction [Line Items]
Cash distributions declared to members	2.8	9.0	3.2	9.0	28.7	28.0	36.9
Regal [Member]
Related Party Transaction [Line Items]
Cash distributions declared to members	2.8	9.2	3.2	9.2	29.6	29.5	37.1
Founding Members [Member]
Related Party Transaction [Line Items]
Cash distributions declared to members	8.8	25.1	9.9	25.1	82.1	79.4	103.8
NCM Inc. [Member]
Related Party Transaction [Line Items]
Cash distributions declared to members	$ 6.1	$ 20.7	$ 7.0	$ 20.7	$ 66.4	$ 67.0	$ 89.6